Consolidated Balance Sheets - USD ($) $ in Thousands	Dec. 31, 2015	Dec. 31, 2014
Assets
Cash and due from banks, including reserve requirements of $14,587 at 12/31/15 and $12,569 at 12/31/14	$ 29,194	$ 51,213
Interest-bearing deposits	10,569	17,885
Cash and cash equivalents	39,763	69,098
Investment securities available for sale	268,530	281,099
Other investments	3,636	4,031
Total securities	272,166	285,130
Mortgage loans held for sale	4,149	1,375
Loans	689,091	651,891
Less allowance for loan losses	(9,589)	(11,082)
Net loans	679,502	640,809
Premises and equipment, net	16,976	17,000
Cash surrender value of life insurance	14,546	14,125
Other real estate	739	2,016
Accrued interest receivable and other assets	10,640	10,941
Total assets	1,038,481	1,040,494
Deposits:
Non-interest bearing demand	244,231	210,758
NOW, MMDA & savings	431,052	407,504
Time, $250,000 or more	26,891	47,872
Other time	130,001	148,566
Total deposits	832,175	814,700
Securities sold under agreements to repurchase	27,874	48,430
FHLB borrowings	43,500	50,000
Junior subordinated debentures	20,619	20,619
Accrued interest payable and other liabilities	9,449	8,080
Total liabilities	$ 933,617	$ 941,829
Commitments
Shareholders' equity:
Series A preferred stock, $1,000 stated value; authorized 5,000,000 shares; no shares issued and outstanding	$ 0	$ 0
Common stock, no par value; authorized 20,000,000 shares; issued and outstanding 5,510,538 shares at 12/31/15, and 5,612,588 shares at 12/31/14	46,171	48,088
Retained earnings	53,183	45,124
Accumulated other comprehensive income	5,510	5,453
Total shareholders' equity	104,864	98,665
Total liabilities and shareholders' equity	$ 1,038,481	$ 1,040,494